CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, shares in Thousands, $ in Thousands	USD ($)	Ordinary Share USD ($) shares	Additional Paid-In Capital USD ($)	Accumulated other comprehensive loss USD ($)	PRC Statutory Reserves USD ($)	Retained Earnings USD ($)	Non-controlling Interests USD ($)	Treasury Stock USD ($)	Zhejiang Tianlan Share Capital [Member] CNY (¥)	Zhejiang Tianlan Capital Reserve [Member] CNY (¥)	Zhejiang Tianlan PRC Statutory Reserve [Member] CNY (¥)	Zhejiang Tianlan Retained Earnings [Member] CNY (¥)	Zhejiang Tianlan Non Controlling Interests [Member] CNY (¥)	ZHEJIANG TIANLAN CNY (¥)
Balance, shares at Dec. 31, 2022 | shares		7,899,832
Balance, amount at Dec. 31, 2022	$ 14,806	$ 123	$ 9,715	$ 725	$ 362	$ 3,633	$ 1,034	$ (786)	¥ 82,572	¥ 35,761	¥ 18,024	¥ 56,193	¥ 6,436	¥ 198,986
Foreign currency translation adjustment	(9)	0	0	8	0	0	(17)	0
Purchase 10,700 shares of treasury stock	(14)	0	0	0	0	0	0	(14)
Stock-based compensation expense	47	0	47	0	0	0	0	0
Dividend paid | ¥									0	0	0	(13,211)	(618)	(13,829)
Appropriation to statutory reserve	0	0	0	0	(20)	20	0	0	0	0	7,387	(7,387)	301	301
Net income for the year	1,650	0	0	0	0	1,828	(178)	0	0	0	0	70,171	366	70,537
Balance, amount at Dec. 31, 2023	16,480	$ 123	9,762	733	342	5,481	839	(800)	82,572	35,761	25,411	105,766	6,485	255,995
Balance, shares at Dec. 31, 2023 | shares		7,899,832
Foreign currency translation adjustment	(19)	$ 0	0	(20)	0	0	1	0
Purchase 10,700 shares of treasury stock	(7)	0	0	0	0	0	0	(7)
Stock-based compensation expense	12	0	12	0	0	0	0	0
Dividend paid	(617)					(617)			0	0	0	(12,798)	0	(12,798)
Appropriation to statutory reserve	0	0	0	0	3	(3)	0	0	0	0	1,686	(1,686)	980	980
Net income for the year	845	0	0	0	0	734	111	0	0	0	0	14,767	(302)	14,465
Balance, amount at Dec. 31, 2024	16,694	$ 123	9,774	713	345	5,595	951	(807)	82,572	35,761	27,097	106,049	7,163	258,642
Balance, shares at Dec. 31, 2024 | shares		7,899,832
Foreign currency translation adjustment	46	$ 0	0	36	0	0	10	0
Purchase 10,700 shares of treasury stock	(319)	0	0	0	0	0	0	(319)
Stock-based compensation expense	0	0	0	0	0	0	0	0
Dividend paid | ¥									0	0	0	(13,211)	0	(13,211)
Appropriation to statutory reserve	0	0	0	0	0	0	0	0	0	0	1,308	(1,307)	(1)	0
Net income for the year	167	$ 0	0	0	0	157	10	0	0	0	0	12,355	(3,160)	9,195
Exercise of stock options, shares | shares		2,500
Exercise of stock options, amount	2	$ 2	0	0	0	0	0	0
Balance, amount at Dec. 31, 2025	$ 16,590	$ 125	$ 9,774	$ 749	$ 345	$ 5,752	$ 971	$ (1,126)	¥ 82,572	¥ 35,761	¥ 28,405	¥ 103,886	¥ 4,002	¥ 254,626
Balance, shares at Dec. 31, 2025 | shares		7,902,332